THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

Supplement Dated October 25, 2017

to the

Prospectus dated May 1, 2017

Effective on or about October 23, 2017, the TA WMC US Growth – Initial Class subaccount will no longer be a Designated Investment Choice under the Architect Guaranteed Lifetime Withdrawal Benefit rider.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

The Advisor’s Edge® NY Variable Annuity dated May 1, 2017